Note 9 - Staff Numbers and Costs - Aggregate Remuneration Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 11,857	$ 5,605	$ 102
Social security costs	2,457	398
Pension contributions	278	196
Short-term compensated absences	337	403
Total	$ 14,929	$ 6,602	$ 102